Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Inventories, net
13.	Inventories, Net

As of December 31, this caption comprises:

In thousands of soles	2022	2023
Land (a)	118,603	117,791
Work in progress - Real estate (b)	126,598	127,008
Finished properties (c)	47,643	38,970
Construction materials (d)	42,475	52,479
Merchandise and supplies (e)	83,512	100,103
	418,831	436,351
Allowance for inventory write-downs (f)	(6,495)	(5,572)
	412,336	430,779
Current	346,783	360,497
Non-current	65,553	70,282
	412,336	430,779

As of December 31, 2023, the non-current portion of inventories includes S/ 70.3 million corresponding to land for real estate projects to be executed in the long term (S/ 56.6 million located in the district of San Isidro in Lima and S/ 13.6 million located in the district of Barranco).

As of December 31, 2022, the non-current portion of inventories includes S/ 65.6 million corresponding to land for real estate projects to be executed in the long term (S/ 52 million located in the district of San Isidro in Lima and S/ 13.5 million located in the district of Barranco in Lima).

(a)	Land includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario S.A.C.:

In thousands of soles	2022	2023
Lurin (a.1)	47,365	46,361
San Isidro (a.2)	56,499	56,634
Barranco (a.3)	14,739	14,796
	118,603	117,791

As of December 31, 2023, the provision for land impairment was S/ 1.1 million (as of December 31, 2022 S/ 1.2 million).

(a.1)	Land located in the district of Lurin, province of Lima, destined for industrial development. With an area of 71.4 hectares, which corresponds to the subsidiary Inmobiliaria Almonte S.A.C.

(a.2)	Land located at Calle David Samanez Ocampo N° 140 in the district of San Isidro, for the development of a real estate housing project; with an area of 0.125 hectares, which corresponds to the subsidiary Inmobiliaria Pezet 417 S.A.C.

(a.3)	Land located at Calle Paul Harris N° 332 and N° 336 in the district of Barranco, for the development of a housing real estate project; with an area of 0.062 hectares, which corresponds to the Paul Harris project.

(b)	As of December 31, the real estate construction in progress item includes the following projects:

In thousands of soles	2022	2023
Los Parques de Comas	82,518	79,433
Los Parques del Mar	20,295	20,524
Los Parques del Callao	16,040	18,901
Los Parques de Piura	5,515	5,818
Others	2,230	2,332
	126,598	127,008

During 2023, the Corporation has capitalized in the following projects (note 2.Q), borrowing costs of S/ 1.2 million at interest rates between 7.94% and 12.5% (S/ 0.5 million in 2022 at interest rates between 7% and 7.9%).

(c)	As of December 31, the finished property line item includes the following real estate projects:

In thousands of soles	2022	2023
Los Parques de Comas	18,737	20,431
Los Parques de Carabayllo III	7,857	5,843
Strip Callao	6,285	6,285
Los Parques del Mar	4,542	1,373
Huancayo	4,580	3,384
Los Parques de Callao	3,793	498
Los Parques de Piura	19	19
Others	1,830	1,137
	47,643	38,970

During 2023, 1,096 apartments were delivered in Comas and 16 apartments in Callao (in 2022, 1,015 were delivered in Comas and 135 in Callao).

As of December 31, 2023, the balance is presented net of the impairment provision of S/ 0.8 million (S/ 3.2 million as of December 31, 2022).

(d)	As of December 31, 2023, construction materials correspond mainly to the different projects of the subsidiary Cumbra Peru S.A. for S/ 49.5 million (Cumbra Peru S.A. for S/ 39.9 million as of December 31, 2022).

(e)	As of December 31, 2022 and 2023, corresponds mainly to batteries, coils, aluminum sheets, labels and covers used for the operation, maintenance and repair of the subsidiary of Tren Urbano de Lima S.A.

(f)	The changes in this estimate as of December 31, are shown below:

In thousands of soles	2021	2022	2023
Balance at January, 1	6,252	8,641	6,495
Additions	2,984	-	-
Write-off	-	(1,671)	(671)
Others	(595)	(475)	(252)
Balance at December, 31	8,641	6,495	5,572